Performance Management	Apr. 30, 2026
Kensington Managed Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]	Performance shown below for periods prior to the close of business on June 24, 2022 is for the Kensington Managed Income Fund (the “Managed Income Predecessor Fund”), formerly a series of Advisors Preferred Trust which commenced operations on May 31, 2019. The Fund has adopted the performance of the Managed Income Predecessor Fund as a result of a reorganization in which the Fund acquired all the assets and liabilities of the Managed Income Predecessor Fund (the “Reorganization”). The Reorganization occurred as of the close of business on June 24, 2022. Prior to the Reorganization, the Fund was a “shell” Fund with no assets and had not commenced operations. The Fund’s portfolio management team served as the portfolio management team of the Managed Income Predecessor Fund and has been the Fund’s portfolio management team since inception. The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Institutional Class shares for each full calendar year since the Fund’s inception. The performance table compares the performance of each of the Fund’s share classes over time to the performance of the Fund’s benchmark index and a supplemental index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Class A and Class C shares have similar annual returns to Institutional Class shares because the classes are invested in the same portfolio of securities. However, the returns for Class A and Class C shares are lower than Institutional Class shares because Class A and Class C shares have higher expenses and Class A shares are subject to a load and Class C shares are subject to a deferred sales charge. Shareholder reports containing financial and performance information for the Fund will be made available to shareholders semi-annually. Updated performance information and daily NAV per share is available at no cost by calling toll-free 866-303-8623.
Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Institutional Class Performance Bar Chart For Calendar Years Ended December 31
Bar Chart Closing [Text Block]

Best Quarter	Q4 2023	5.01%
Worst Quarter	Q2 2022	-4.21%
The Fund’s year-to-date return as of March 31, 2026 was -0.58%.
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures when a capital loss occurs upon redemption of Fund shares and provides an assumed tax benefit for the investor.
Performance Table One Class of after Tax Shown [Text]	After tax returns are only shown for Institutional Class Shares. After tax returns for other classes of shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures when a capital loss occurs upon redemption of Fund shares and provides an assumed tax benefit for the investor. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns are only shown for Institutional Class Shares. After tax returns for other classes of shares will vary.
Performance Availability Phone [Text]	866-303-8623
Kensington Managed Income Fund | Kensington Managed Income Fund Institutional Class Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	(0.58%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	5.01%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(4.21%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Kensington Dynamic Allocation Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]	Performance shown below for periods prior to the close of business on June 24, 2022 is for the Kensington Dynamic Growth Fund (the “Dynamic Allocation Predecessor Fund”), formerly a series of Advisors Preferred Trust which commenced operations on October 23, 2020. The Fund has adopted the performance of the Dynamic Allocation Predecessor Fund as a result of a reorganization in which the Fund acquired all the assets and liabilities of the Dynamic Allocation Predecessor Fund (the “Reorganization”). The Reorganization occurred as of the close of business on June 24, 2022. Prior to the Reorganization, the Fund was a “shell” Fund with no assets and had not commenced operations. The Fund’s portfolio management team served as the portfolio management team of the Dynamic Allocation Predecessor Fund and has been the Fund’s portfolio management team since inception. The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Institutional Class shares for each full calendar year since the Fund’s inception. The performance table compares the performance of each of the Fund’s share classes over time to the performance of the Fund’s benchmark index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Class A and Class C shares have similar annual returns to Institutional Class shares because the classes are invested in the same portfolio of securities; however, the returns for Class A and Class C shares are lower than Institutional Class shares because Class A and Class C shares have higher expenses and Class A shares are subject to a load . Shareholder reports containing financial and performance information for the Fund will be made available to shareholders semi-annually. Updated performance information and daily NAV per share is available at no cost by calling toll-free 866-303-8623.
Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Institutional Class Performance Bar ChartFor Calendar Year Ended December 31
Bar Chart Closing [Text Block]

Best Quarter	Q2 2025	21.48%
Worst Quarter	Q3 2024	-11.13%
The Fund’s year-to-date return as of March 31, 2026 was -1.26%.
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	After tax returns are only shown for Institutional Class Shares. After tax returns for other classes of shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns are only shown for Institutional Class Shares. After tax returns for other classes of shares will vary.
Performance Availability Phone [Text]	866-303-8623
Kensington Dynamic Allocation Fund | Kensington Dynamic Allocation Fund Institutional Class Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	(1.26%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	21.48%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(11.13%)
Lowest Quarterly Return, Date	Sep. 30, 2024
Kensington Active Advantage Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Institutional Class for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s Institutional Class over time to the performance of the Fund’s benchmark index and a supplemental index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Shareholder reports containing financial and performance information for the Fund will be made available to shareholders semi-annually. Updated performance information and daily NAV per share is available at no cost by calling toll-free 866-303-8623.
Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Institutional Class for each full calendar year since the Fund’s inception.
Performance Additional Market Index [Text]	The performance table compares the performance of the Fund’s Institutional Class over time to the performance of the Fund’s benchmark index and a supplemental index.
Bar Chart [Heading]	Institutional Class Performance Bar Chart For Calendar Years Ended December 31
Bar Chart Closing [Text Block]

Best Quarter	Q2 2025	8.25%
Worst Quarter	Q1 2025	-2.53%
The Fund’s year-to-date return as of March 31, 2026 was -1.31%.
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures when a capital loss occurs upon redemption of Fund shares and provides an assumed tax benefit for the investor.
Performance Table One Class of after Tax Shown [Text]	After tax returns are only shown for Institutional Class Shares. After tax returns for other classes of shares will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures when a capital loss occurs upon redemption of Fund shares and provides an assumed tax benefit for the investor. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After tax returns are only shown for Institutional Class Shares. After tax returns for other classes of shares will vary.
Performance Availability Phone [Text]	866-303-8623
Kensington Active Advantage Fund | Kensington Active Advantage Fund Institutional Class Shares
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	(1.31%)
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	8.25%
Highest Quarterly Return, Date	Jun. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(2.53%)
Lowest Quarterly Return, Date	Mar. 31, 2025
Kensington Defender Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Institutional Class shares for each full calendar year since the Fund’s inception. The performance table compares the performance of the Fund’s share class over time to the performance of the Fund’s benchmark index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Shareholder reports containing financial and performance information for the Fund will be made available to shareholders semi-annually. Updated performance information and daily NAV per share is available at no cost by calling toll-free 866-303-8623.
Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund.
Bar Chart [Heading]	Institutional Class Performance Bar Chart For Calendar Years Ended December 31
Bar Chart Closing [Text Block]

Best Quarter	Q3 2025	5.92%
Worst Quarter	Q4 2024	-2.83%
The Fund’s year-to-date return as of March 31, 2026 was 5.42%.
Performance Table Heading	Performance Table Average Annual Total Returns (For periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures when a capital loss occurs upon redemption of Fund shares and provides an assumed tax benefit for the investor.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures when a capital loss occurs upon redemption of Fund shares and provides an assumed tax benefit for the investor. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Availability Phone [Text]	866-303-8623
Kensington Defender Fund | Kensington Defender Fund Institutional Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date return
Bar Chart, Year to Date Return	5.42%
Bar Chart, Year to Date Return, Date	Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	5.92%
Highest Quarterly Return, Date	Sep. 30, 2025
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(2.83%)
Lowest Quarterly Return, Date	Dec. 31, 2024
Class R Prospectus Member | Kensington Defender Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance:
Performance Narrative [Text Block]	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s Institutional Class shares (which are not offered in this prospectus) for each full calendar year since the Fund’s inception. The Fund’s Institutional Class Shares have lower expenses than Class R Shares. If the below performance was adjusted for Class R Shares’ expenses, it would be lower. The performance table compares the performance of the Fund’s share class over time to the performance of the Fund’s benchmark index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future. Shareholder reports containing financial and performance information for the Fund will be made available to shareholders semi-annually. Updated performance information and daily NAV per share is available at no cost by calling toll-free 866-303-8623.
Performance Past Does Not Indicate Future [Text]	You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund.
Bar Chart, Returns for Class Not Offered in Prospectus [Text]	Since Class R Shares are new, returns shown here are for Institutional Class Shares. Although invested in the same portfolio of securities, Class R Shares’ returns of the Fund will be lower than Institutional Class Shares’ returns of the Fund as Class R Shares have higher expenses.
Bar Chart [Heading]	Institutional Class Performance Bar Chart(1)For Calendar Years Ended December 31
Bar Chart Closing [Text Block]

Best Quarter(1)	Q3 2025	5.92%
Worst Quarter(1)	Q4 2024	-2.83%

The Fund’s year-to-date return as of March 31, 2026 was 5.42%.(1)

(1)Since Class R Shares are new, returns shown here are for Institutional Class Shares. Although invested in the same portfolio of securities, Class R Shares’ returns of the Fund will be lower than Institutional Class Shares’ returns of the Fund as Class R Shares have higher expenses.

Performance Table Heading	Performance TableAverage Annual Total Returns (For periods ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table Explanation after Tax Higher	The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures when a capital loss occurs upon redemption of Fund shares and provides an assumed tax benefit for the investor.
Performance Table Footnotes, Reason Performance Information for Class Different from Immediately Preceding Period [Text]	Class R Shares commenced operation on January 22, 2026, after the most recent calendar year ended December 31, 2025. Therefore, performance is not shown for Class R Shares at this time. The Fund’s Institutional Class Shares have lower expenses than Class R Shares. If performance was adjusted for Class R Shares’ expenses, it would be lower.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses, or taxes)
Performance Table Closing [Text Block]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. The “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than other return figures when a capital loss occurs upon redemption of Fund shares and provides an assumed tax benefit for the investor. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Availability Phone [Text]	866-303-8623
Class R Prospectus Member | Kensington Defender Fund | Kensington Defender Fund Institutional Class
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	year-to-date	[1]
Bar Chart, Year to Date Return	5.42%	[1]
Bar Chart, Year to Date Return, Date	Mar. 31, 2026	[1]
Highest Quarterly Return, Label [Optional Text]	Best Quarter(1)	[1]
Highest Quarterly Return	5.92%	[1]
Highest Quarterly Return, Date	Sep. 30, 2025	[1]
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter(1)	[1]
Lowest Quarterly Return	(2.83%)	[1]
Lowest Quarterly Return, Date	Dec. 31, 2024	[1]

[1]	Since Class R Shares are new, returns shown here are for Institutional Class Shares. Although invested in the same portfolio of securities, Class R Shares’ returns of the Fund will be lower than Institutional Class Shares’ returns of the Fund as Class R Shares have higher expenses.